Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,376	$ 1,334	$ 5,590	[1]	$ 5,507	[1]	$ 5,103	[1]
Cost of revenues, exclusive of depreciation and amortization shown separately below	593	564	2,273		2,234		2,125
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	451	446	1,756		1,867		1,632
Depreciation and amortization	126	129	513		524		554
Restructuring charges	35	37	84		84		61
Operating income	171	158	964		798		731
Interest income	1	1	4		6		5
Interest expense	(81)	(100)	(390)		(456)		(660)
Loss on derivative instruments					(1)		(27)
Foreign currency exchange transaction (losses)/gains, net	(12)	(10)	(16)		(9)		135
Other expense, net	(12)	(6)	(118)		(209)		(81)
Income from continuing operations before income taxes and equity in net income of affiliates	67	43	444		129		103
Provision/(benefit) for income taxes	27	11	146		21		(46)
Equity in net income (loss) of affiliates	(1)	(2)	5		3		5
Income from continuing operations	39	30	303		111		154
Income/(loss) from discontinued operations, net of tax	(3)	(2)	(7)		1		(22)
Net income	36	28	296		112		132
Net (loss)/income attributable to noncontrolling interests	(1)		(1)		3		3
Net income attributable to The Nielsen Company B.V.	$ 37	$ 28	$ 297		$ 109		$ 129

[1]	Revenues are attributed to geographic areas based on the location of customers.